MassMutual Participation Investors

Report for the

Nine Months Ended September 30, 2011

Adviser	Transfer Agent & Registrar
Babson Capital Management LLC *	Shareholder Financial Services, Inc. *
1500 Main Street, P.O. Box 15189	P.O. Box 173673
Springfield, Massachusetts 01115-5189	Denver, Colorado 80217-3673
1-800-647-7374
Independent Registered Public Accounting Firm
KPMG LLP	Internet Website
Boston, Massachusetts 02110	www.babsoncapital.com/mpv
Counsel to the Trust
Ropes & Gray LLP	MassMutual Participation Investors
Boston, Massachusetts 02110	c/o Babson Capital Management LLC
1500 Main Street, Suite 2200
Custodian	Springfield, Massachusetts 01115
State Street Bank and Trust Company	(413) 226-1516
Boston, MA 02116
* Member of the MassMutual Financial Group

Investment Objective and Policy	Form N-Q

MassMutual Participation Investors (the “Trust”) is a closed-end  management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol “MPV”. The Trust’s share price can be found in the financial section of most newspapers as “MassPrt” or “MassMuPrt” under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http://www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mpv; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital. com/mpv; and (2) on the SEC’s website at http://www.sec.gov.

TO OUR SHAREHOLDERS	MassMutual Participation Investors

October 31, 2011

We are pleased to present the September 30, 2011 Quarterly Report of MassMutual Participation Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 27 cents per share, payable on November 10, 2011 to shareholders of record on October 31, 2011. The Trust paid a 27 cent per share dividend for the preceding quarter. The Trust earned 28 cents per share of net investment income for the third quarter of 2011, compared to 34 cents per share in the previous quarter. The previous quarter’s earnings included approximately 7 cents per share of income due to nonrecurring items.

During the third quarter, the net assets of the Trust decreased to $126,154,855 or $12.49 per share compared to $126,256,640 or $12.52 per share on June 30, 2011. This translates into a 1.9% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 13.3%, 9.8%, 8.3%, and 13.5% for the 1-, 3-, 5-, and 10-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price increased 1.2% during the quarter, from $14.94 per share as of June 30, 2011 to $15.12 per share as of September 30, 2011. The Trust’s market price of $15.12 per share equates to a 21.1% premium over the September 30, 2011 net asset value per share of $12.49. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 6.2%, 7.7% and 8.8%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, decreased 21.8% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, decreased 6.1% for the quarter.

The Trust closed four new private placement investments during the third quarter. The four new investments were in LPC Holding Company, Marshall Physician Services LLC, Merex Holding Corporation and Strata/WLA Holding Corporation. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these four transactions was $3,000,000.

Last quarter, I characterized middle market buyout activity as lackluster. Activity in the third quarter and thus far in the fourth quarter presents quite a contrast as our deal flow has been robust. Deal flow often fluctuates from quarter to quarter and it is usually hard to pinpoint the exact reasons why. That is certainly the case today. It does appear, though, that the deal supply/capital availability imbalance that I mentioned in prior quarters has come into better balance. After closing only two new platform investments in the first half of the year, it was a welcome change to close four new attractive platform investments this quarter. Subsequent to quarter-end, we have already closed two additional platform investments, and we have several more transactions in process. It looks like it will be a busy fourth quarter. Be assured, however, that despite the pickup in deal flow, we will continue to maintain the same investment discipline and philosophy that has served us well for many years.

(Continued)

Most of our portfolio companies once again reported improved operating results in the third quarter of 2011. Several more of our companies were also able to resume paying cash interest on their debt obligations due to their improved financial results and liquidity positions. We are pleased with the continued improving quality of the portfolio. Realization activity in the third quarter was limited, with just one portfolio company, Momentum Holding Company, sold. However, one additional company, Nesco Holding Corporation, was sold for a nice gain in the middle of October. We also continue to have a healthy backlog of companies that are in various stages of a sale process, so we expect realization activity to be strong for the next few quarters at least.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

Michael L. Klofas

President

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $118,584,600)	$109,976,283
Corporate restricted securities at market value
(Cost - $2,640,284)	2,465,561
Corporate public securities at market value
(Cost - $13,602,690)	13,872,051
Short-term securities at amortized cost	9,199,612
Total investments (Cost - $144,027,186)	135,513,507
Cash	2,758,051
Interest receivable	1,232,338
Receivable for investments sold	822
Other assets	329,223
Total assets	139,833,941
Liabilities:
Note payable	12,000,000
Payable for investments purchased	375,000
Deferred tax liability	627,885
Investment advisory fee payable	283,848
Interest payable	262,933
Accrued expenses	129,420
Total liabilities	13,679,086
Total net assets	$126,154,855
Net Assets:
Common shares, par value $.01 per share	$100,970
Additional paid-in capital	94,480,979
Retained net realized gain on investments, prior years	33,183,269
Undistributed net investment income	5,604,736
Accumulated net realized gain on investments	1,926,465
Net unrealized depreciation of investments	(9,141,564)
Total net assets	$126,154,855
Common shares issued and outstanding (14,785,750 authorized)	10,096,975
Net asset value per share	$12.49

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the nine months ended September 30, 2011
(Unaudited)

Investment Income:
Interest	$10,954,443
Dividends	224,867
Other	52,934
Total investment income	11,232,244
Expenses:
Investment advisory fees	846,876
Interest	522,000
Trustees' fees and expenses	170,225
Professional fees	146,900
Reports to shareholders	62,993
Custodian fees	22,000
Other	25,254
Total expenses	1,796,248
Investment income - net	9,435,996
Net realized and unrealized gain on investments:
Net realized gain on investments before taxes	843,303
Income tax expense	(52,393)
Net realized gain on investments after taxes	790,910
Net change in unrealized depreciation of investments before taxes	1,542,155
Net change in deferred income tax expense	(363,420)
Net change in unrealized depreciation of investments after taxes	1,178,735
Net gain on investments	1,969,645
Net increase in net assets resulting from operations	$11,405,641

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOWS	MassMutual Participation Investors
For the nine months ended September 30, 2011
(Unaudited)

Net decrease in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$867,753
Purchases of portfolio securities	(18,869,007)
Proceeds from disposition of portfolio securities	18,674,946
Interest, dividends and other income received	8,242,228
Interest expense paid	(348,000)
Operating expenses paid	(1,322,036)
Income taxes paid	(515,718)
Net cash provided by operating activities	6,730,166
Cash flows from financing activities:
Cash dividends paid from net investment income	(7,952,096)
Receipts for shares issued on reinvestment of dividends	648,507
Net cash used for financing activities	(7,303,589)
Net decrease in cash	(573,423)
Cash - beginning of year	3,331,474
Cash - end of period	$2,758,051
Reconciliation of net increase in net assets to net
cash provided by operating activities:
Net increase in net assets resulting from operations	$11,405,641
Increase in investments	(4,844,229)
Decrease in interest receivable	97,492
Increase in receivable for investments sold	(822)
Increase in other assets	(329,223)
Increase in payable for investments purchased	375,000
Increase in deferred tax liability	363,420
Increase in investment advisory fee payable	15,256
Increase in interest payable	174,000
Decrease in accrued expenses	(45,916)
Decrease in accrued taxes payable	(463,325)
Decrease in other payables	(17,128)
Total adjustments to net assets from operations	(4,675,475)
Net cash provided by operating activities	$6,730,166

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the nine
	months ended	For the
	09/30/11	year ended
	(Unaudited)	12/31/10
Increase in net assets:
Operations:
Investment income - net	$9,435,996	$10,266,428
Net realized gain on investments after taxes	790,910	1,179,654
Net change in unrealized depreciation of investments after taxes	1,178,735	8,365,960
Net increase in net assets resulting from operations	11,405,641	19,812,042
Increase from common shares issued on reinvestment of dividends
Common shares issued (2011 - 46,704; 2010 - 67,032)	648,507	828,922
Dividends to shareholders from:
Net investment income (2011 - $0.54 per share; 2010 - $1.00 per share)	(5,439,528)	(10,026,104)
Total increase in net assets	6,614,620	10,614,860
Net assets, beginning of year	119,540,235	108,925,375
Net assets, end of period/year (including undistributed net investment
income of $5,604,737 and $1,608,268, respectively)	$126,154,855	$119,540,235

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS	MassMutual Participation Investors
Selected data for each share of beneficial interest outstanding:

	For the nine months ended 09/30/2011		For the years ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value:
Beginning of year	$11.89		$10.91	$11.10	$12.84	$12.90	$12.21
Net investment income (a)	0.94		1.02	0.94	1.08	1.23	1.10
Net realized and unrealized
gain (loss) on investments	0.20		0.95	(0.13)	(1.82)	(0.05)	0.77
Total from investment operations	1.14		1.97	0.81	(0.74)	1.18	1.87
Dividends from net investment
income to common shareholders	(0.54)		(1.00)	(1.00)	(1.00)	(1.23)	(1.18)
Dividends from net realized gain
on investments to common shareholders	-		-	-	-	(0.02)	(0.01)
Increase from dividends reinvested	0.00	(b)	0.01	0.00 (b)	0.00 (b)	0.01	0.01
Total dividends	(0.54)		(0.99)	(1.00)	(1.00)	(1.24)	(1.18)
Net asset value: End of period/year	$12.49		$11.89	$10.91	$11.10	$12.84	$12.90
Per share market value:
End of period/year	$15.12		$13.88	$12.20	$9.05	$13.18	$14.70
Total investment return
Net asset value (c)	9.71%		18.71%	7.60%	(6.01%)	9.95%	18.64%
Market value (c)	13.18%		22.94%	40.86%	(25.36%)	(1.30%)	16.81%
Net assets (in millions):
End of period/year	$126.15		$119.54	$108.93	$110.18	$126.63	$126.52
Ratio of operating expenses
to average net assets	1.38	%(e)	1.46%	1.41%	1.33%	1.36%	1.17%
Ratio of interest expense
to average net assets	0.56	%(e)	0.61%	0.63%	0.58%	0.56%	0.57%
Ratio of income tax expense
to average net assets (d)	0.06	%(e)	0.46%	0.00%	0.00%	0.48%	2.68%
Ratio of total expenses before custodian fee
reduction to average net assets (d)	2.00	%(e)	2.53%	2.04%	1.91%	2.40%	4.46%
Ratio of net expenses after custodian fee
reduction to average net assets (d)	2.00	%(e)	2.53%	2.04%	1.91%	2.40%	4.42%
Ratio of net investment income
to average net assets	10.20	%(e)	8.96%	8.55%	8.74%	9.32%	8.43%
Portfolio turnover	15%		27%	23%	32%	33%	34%

(a)	Calculated using average shares.
(b)	Rounds to less than $0.01 per share.
(c)
Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(d)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(e)	Annualized

Senior borrowings:
Total principal amount (in millions)	$12	$12	$12	$12	$12	$12
Asset coverage per $1,000
of indebtedness	$11,513	$10,962	$10,077	$10,181	$11,552	$11,543

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2011
(Unaudited)

Corporate Restricted Securities - 89.13%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 87.18%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015	$715,384	*	$704,586	$737,696
13% Senior Subordinated Note due 2016	$807,693	11/10/09	737,874	830,512
Common Stock (B)	184,615 shs.	11/10/09	184,615	102,129
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	92,308 shs.	11/10/09	68,566	51,065
* 11/10/09 and 11/18/09.			1,695,641	1,721,402

A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$1,383,751	11/21/07	1,365,715	1,383,751
Limited Partnership Interest (B)	12.26% int.	11/21/07	119,009	175,683
			1,484,724	1,559,434
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015	$450,500	12/31/08	407,442	455,005
Limited Liability Company Unit Class A-2 (B)	676 uts.	12/31/08	74,333	280,749
Limited Liability Company Unit Class A-3 (B)	608 uts.	12/31/08	66,899	252,677
			548,674	988,431

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$1,227,273	10/09/09	1,083,689	1,251,818
Limited Liability Company Unit Class A (B)	2,186 uts.	*	214,793	288,287
Limited Liability Company Unit Class B (B)	1,473 uts.	10/09/09	144,716	194,257
* 10/09/09 and 10/27/10.			1,443,198	1,734,362

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$420,000	05/15/08	413,944	378,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,627	-
Common Stock (B)	60,000 shs.	05/15/08	60,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	-
			894,225	378,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013	$1,208,491	12/27/07	$1,197,693	$1,208,490
Preferred Stock (B)	546 shs.	12/27/07	270,000	518,337
Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	26,400
			1,489,293	1,753,227
Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$697,500	03/09/07	692,947	714,719
14% Senior Subordinated Note due 2015	$720,000	03/09/07	674,128	720,000
Common Stock (B)	150,000 shs.	03/09/07	150,000	248,786
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	37,780 shs.	03/09/07	63,730	62,661
			1,580,805	1,746,166
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$603,697	09/26/08	565,665	603,697
Common Stock (B)	713 shs.	09/26/08	71,303	54,564
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	38,799
			683,552	697,060
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$1,687,503	*	1,649,773	1,687,503
Preferred Class A Unit (B)	1,706 uts.	**	170,600	310,094
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	137,390
Common Class B Unit (B)	16,100 uts.	01/22/04	1	98,288
Common Class D Unit (B)	3,690 uts.	09/12/06	-	22,527
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.			1,901,163	2,255,802

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2014	$1,012,500	04/28/09	896,746	1,012,500
Preferred Stock Series B (B)	1,623 shs.	04/28/09	162,269	214,455
Common Stock (B)	723 shs.	04/28/09	723	95,579
			1,059,738	1,322,534

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012 (D)	$1,054,025	05/18/05	$964,526	$632,415
Preferred Stock (B)	33 shs.	10/16/09	33,224	-
Common Stock (B)	263 shs.	05/18/05	263,298	-
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	-
			1,320,410	632,415
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$292,000	09/30/10	285,627	297,005
13% Senior Subordinated Note due 2017	$332,000	09/30/10	299,288	335,320
Limited Liability Company Unit Class B (B)	36,000 uts.	09/30/10	36,000	30,985
Limited Liability Company Unit Class B OID (B)	27,520 uts.	09/30/10	27,520	23,686
			648,435	686,996

Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$645,151	07/27/10	617,397	658,054
Preferred Stock (B)	13 shs.	07/27/10	131,496	131,500
Common Stock Class A (B)	44 shs.	07/27/10	437	49,903
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	8 shs.	07/27/10	76	8,660
			749,406	848,117
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$1,207,902	06/30/06	1,173,691	1,169,786
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	32,045
Common Stock (B)	1 sh.	06/30/06	152	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	11,262
			1,364,549	1,213,093

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$294,986	08/07/08	$291,727	$294,986
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	401,290	429,070
Common Stock (B)	41,860 shs.	08/07/08	41,860	36,560
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	28,747
			767,842	789,363
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	252	585,849
*12/30/97 and 05/29/99.

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015	$1,270,588	12/02/08	1,205,244	1,283,294
Preferred Stock (B)	147 shs.	12/02/08	146,594	169,444
			1,351,838	1,452,738

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$720,067	01/19/11	679,755	739,452
Common Stock (B)	375 shs.	01/19/11	37,500	35,625
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	3
			746,505	775,080
Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$642,857	10/10/08	597,204	649,285
Common Stock (B)	321 shs.	10/10/08	32,143	11,806
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	495 shs.	10/10/08	48,214	18,163
			677,561	679,254
Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$771,051	01/12/07	719,299	578,288
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	-
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	-
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	-	-
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	-	-
			861,668	578,288

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	$370,796	$907,093
Preferred Stock Series C (B)	4,757 shs.	07/05/07	158,912	475,195
Common Stock (B)	380 shs.	07/05/07	4	-
Limited Partnership Interest (B)	6.88% int.	*	103,135	-
*08/12/04 and 01/14/05.			632,847	1,382,288

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
14.5% Senior Subordinated Note due 2016	$1,382,089	08/04/05	1,382,090	1,382,089
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	10 shs.	08/04/05	72,617	294,758
			1,454,707	1,676,847
Crane Rental Corporation
A crane rental company.
13% Senior Subordinated Note due 2015	$1,215,000	08/21/08	1,128,225	1,191,268
Common Stock (B)	135,000 shs.	08/21/08	135,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	-
			1,366,368	1,191,268

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$1,155,288	10/27/09	1,029,503	1,154,001
Preferred Stock PIK (B)	156 shs.	10/27/09	156,468	106,454
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	77,777
Common Stock (B)	38 shs.	10/27/09	38,244	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	-
			1,354,324	1,338,232

Davis-Standard LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014	$489,131	10/30/06	472,794	489,131
Limited Partnership Interest (B)	0.97% int.	10/30/06	371,739	882,274
Warrant, exercisable until 2014, to purchase
preferred stock at $.01 per share (B)	26 shs.	10/30/06	26,380	42,027
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	18 shs.	10/30/06	18,000	77,272
			888,913	1,490,704

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$231,429	11/01/06	$230,130	$234,818
13% Senior Subordinated Note due 2014	$488,572	11/01/06	459,681	488,572
Common Stock (B)	102,857 shs.	11/01/06	102,857	47,900
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	32,294 shs.	11/01/06	44,663	15,039
			837,331	786,329

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$1,266,179	01/08/08	1,250,003	1,266,179
Common Stock (B)	349 shs.	01/08/08	174,701	119,095
			1,424,704	1,385,274

E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	11 shs.	06/28/04	40,875	55,861

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	839,261	925,729
Common Stock (B)	50 shs.	02/01/10	50,000	42,633
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	101,655
			996,361	1,070,017

F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015	$1,222,995	10/06/08	1,207,792	1,247,455
Preferred Stock Series A (B)	232 shs.	12/30/10	23,200	22,040
Preferred Stock Series B (B)	2,298 shs.	10/06/08	229,804	275,898
Common Stock (B)	1,625 shs.	10/06/08	1,625	-
			1,462,421	1,545,393

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$859,007	09/27/10	843,759	876,187
Limited Liability Company Units Preferred (B)	171 uts.	09/27/10	153,659	163,277
Limited Liability Company Units (B)	171 uts.	09/27/10	17,073	8,412
			1,014,491	1,047,876

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$440,340	12/15/10	$428,951	$453,550
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	62,500
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	82
			502,988	516,132

F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$507,930	12/20/10	488,484	528,776
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	16
			504,493	528,792

Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$524,791	04/13/06	519,050	498,551
14% Senior Subordinated Note due 2014 (D)	$317,177	04/13/06	290,908	-
			809,958	498,551

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$1,000,000	10/19/10	938,844	1,030,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	2
			985,802	1,030,002

Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated PIK Note due 2015 (D)	$1,012,500	11/01/07	938,215	-
16% PIK Note due 2015 (D)	$250,259	12/31/08	217,699	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	151,643 shs.	11/01/07	77,643	-
			1,233,557	-

H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)	$362,700	10/15/09	271,181	181,350
Preferred Stock (B)	21 shs.	*	21,428	-
Preferred Stock Series B (B)	1,088 shs.	10/15/09	813,544	-
Common Stock (B)	180 shs.	02/10/06	180,000	-
Common Stock Class C (B)	296 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	67 shs.	02/10/06	61,875	-
* 09/18/07 and 06/27/08.			1,348,028	181,350

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Home Décor Holding CompanyA designer, manufacturer and marketer of framed art and wall décor products.
12.5% Senior Subordinated Note due 2013	$1,081,731	*	$1,044,024	$1,081,731
Common Stock (B)	33 shs.	*	33,216	56,977
Warrant, exercisable until 2012, to purchase
common stock at $.02 per share (B)	106 shs.	*	105,618	181,153
* 06/30/04 and 08/19/04.			1,182,858	1,319,861

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$1,415,237	08/19/08	1,346,617	1,394,214
Common Stock (B)	251 shs.	08/19/08	251,163	17,400
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	4,498
			1,658,013	1,416,112
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	206,730

International Offshore Services LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017	$1,350,000	07/07/09	1,239,258	1,012,500
Limited Liability Company Unit (B)	1,647 uts.	07/07/09	98,833	-
			1,338,091	1,012,500

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$833,333	12/20/10	718,972	784,277
Preferred Stock A (B)	165 shs.	12/20/10	165,000	82,500
Preferred Stock B (B)	0.06 shs.	12/20/10	-	-
Common Stock (B)	33 shs.	12/20/10	1,667	833
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	-
			991,282	867,610

Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	48 uts.	09/21/10	449,086	25,511

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K H O F Holdings, Inc.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
Common Stock (B)	116,827 shs.	10/15/07	$71,515	$146,698

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated PIK Note due 2017	$2,153,168	04/12/11	1,970,325	2,153,168
Common Stock (B)	71,053 shs.	05/25/06	71,053	29,966
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	18,388
			2,079,249	2,201,522

K P H I Holdings, Inc.
A manufactuer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$887,194	12/10/10	870,853	896,459
Common Stock (B)	232,826 shs.	12/10/10	232,826	221,185
			1,103,679	1,117,644

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015 (D)	$1,301,869	07/16/08	1,222,125	1,301,870
Convertible Preferred Stock Series C (B)	29 shs.	06/30/09	29,348	58,000
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	1,837
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	398
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	67 shs.	09/17/09	-	527
			1,550,050	1,401,512

K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$1,674,246	03/14/07	1,523,455	1,339,397
Preferred Stock PIK (B)	793 shs.	02/07/11	306,750	230,000
Common Stock (B)	123 shs.	03/13/07	123,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	71 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	89 shs.	03/14/07	85,890	-
			2,039,095	1,569,397

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated PIK Note due 2018	$907,434	08/15/11	$889,565	$926,407
Common Stock (B)	94 shs.	08/15/11	94,340	89,623
			983,905	1,016,030

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016	$662,740	09/12/08	626,565	622,499
Common Stock (B)	32 shs.	09/12/08	32,143	16,649
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	17,981
			693,422	657,129

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014	$516,177	05/04/07	500,157	516,177
Limited Liability Company Unit (B)	12,764 uts.	*	166,481	213,662
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	29,915
* 05/04/07 and 01/02/08.			689,419	759,754

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 2018	$882,353	01/15/10	784,264	882,353
15% Senior Subordinated Note due 2018	$219,041	10/05/10	215,242	219,041
Common Stock (B)	35 shs.	10/05/10	35,400	97,725
Common Stock Class B (B)	118 shs.	01/15/10	117,647	324,783
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	104 shs.	01/15/10	94,579	287,433
			1,247,132	1,811,335

Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$440,000	09/20/11	431,223	445,858
Limited Liability Company Unit Class A (B)	2,900 uts.	09/20/11	60,000	57,000
Limited Liability Company Unit Class D (B)	291 uts.	09/20/11	-	1
			491,223	502,859

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MBWS Ultimate Holdco, Inc.
A provider of  services throughout North Dakota that address the fluid management and related transportaion needs of an oil well.
12% Senior Subordinated Note due 2016	$1,117,495	*	$1,020,877	$1,139,845
Preferred Stock Series A (B)	1,388 shs.	09/07/10	138,797	387,010
Common Stock (B)	162 shs.	03/01/11	16,226	45,170
Common Stock (B)	153 shs.	09/07/10	15,282	42,660
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	103 shs.	03/01/11	10,325	28,719
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	386 shs.	09/07/10	38,623	107,627
* 09/07/10 and 03/01/11.			1,240,130	1,751,031

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$626,907	08/29/08	573,210	626,907
Preferred Unit (B)	66 uts.	08/29/08	66,451	83,188
Common Unit Class A (B)	671 uts.	08/29/08	671	18,386
Common Unit Class B (B)	250 uts.	08/29/08	63,564	6,841
			703,896	735,322

MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016	$1,144,068	09/24/08	1,073,530	1,144,068
Preferred Stock (B)	56 shs.	09/24/08	54,040	71,007
Limited Partnership Interest (B)	0.74% int.	09/16/08	205,932	284,239
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	18 shs.	09/24/08	18,237	34,331
			1,351,739	1,533,645

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul (“MRO”) services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the OEMs.
14% Senior Subordinated Note due 2018	$367,924	09/22/11	360,583	371,199
Limited Liability Company Unit Series B (B)	132,076 uts.	09/22/11	132,076	125,472
			492,659	496,671

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$1,421,795	*	1,364,411	853,077
Common Stock (B)	238 shs.	*	238,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	87 shs.	*	86,281	-
*08/12/05 and 09/11/06.			1,688,692	853,077

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Milwaukee Gear Company
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014	$1,246,154	07/21/08	$1,202,721	$1,246,154
Preferred Stock (B)	139 shs.	07/21/08	138,374	175,474
Common Stock (B)	9 shs.	07/21/08	10,000	73,871
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	6 shs.	07/21/08	5,510	49,248
			1,356,605	1,544,747
Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated PIK Note due 2015 (D)	$823,794	06/28/11	547,745	-
7% Senior Subordinated Note due 2014 (D)	$1,350,000	06/28/11	1,281,479	337,500
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	03/31/06	73,125	-
			1,902,349	337,500

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$919,758	11/30/10	903,574	947,351
Limited Liability Company Unit Class B-1 (B)	93,750 uts.	11/30/10	-	89,063
Limited Liability Company Unit Class B-2 (B)	8,501 uts.	11/30/10	-	85
			903,574	1,036,499

NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$330,882	02/24/06	306,091	82,720
Limited Liability Company Unit (B)	437 uts.	*	436,984	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	68 shs.	02/24/06	19,687	-
* 02/24/06 and 06/22/07.			762,762	82,720

Nesco Holdings Corporation
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015	$1,125,000	08/02/07	1,047,660	1,125,000
Common Stock (B)	225,000 shs.	08/02/07	225,000	577,125
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	63,191 shs.	08/02/07	102,842	162,084
			1,375,502	1,864,209

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014	$962,026	02/02/07	$867,508	$481,013
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	32,820
* 12/18/08 and 09/30/09.			1,620,165	513,833

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$482,759	11/05/10	441,140	488,475
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	16,379
Limited Liability Company Unit Series B - OID (B)	34,931 uts.	11/05/10	34,931	349
Limited Liability Company Unit Series F (B)	52,172 uts.	11/05/10	-	522
			493,312	505,725

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$1,492,105	*	1,255,041	1,506,618
Limited Partnership Interest (B)	1,740 uts.	*	174,006	87,796
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	2,605 shs.	*	260,479	131,426
*07/09/09 and 08/09/10.			1,689,526	1,725,840

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
13.5% Senior Subordinated Note due 2019	$883,117	02/02/11	815,863	907,012
Common Stock (B)	126 shs.	*	125,883	119,586
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	59 shs.	02/02/11	52,987	1
* 02/02/11 and 06/30/11.			994,733	1,026,599

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Convertible Preferred Stock A (B)	571 shs.	01/28/02	$549,507	$798,309
Common Stock (B)	178,571 shs.	01/28/02	178,571	207,226
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	138,929 shs.	01/28/02	92,597	161,223
			820,675	1,166,758
O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$444,445	06/04/10	409,077	449,952
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	31,215
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	17,552
Common Stock (B)	344 shs.	06/04/10	344	-
			495,900	498,719
OakRiver Technology, Inc.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrillators and stents.
Common Stock (B)	184,176 shs.	01/03/06	184,176	266,199
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	43,073 shs.	01/03/06	35,900	62,256
			220,076	328,455
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	1,942 uts.	01/17/06	302,885	712,031
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	328 shs.	01/17/06	90,424	120,217
			393,309	832,248
P K C Holding Corporation
A manufactuer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$1,576,703	12/21/10	1,538,701	1,595,921
Preferred Stock Class A (B)	29 shs.	12/21/10	180,380	285,100
Common Stock (B)	29 shs.	12/21/10	13,500	-
			1,732,581	1,881,021

P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical experties, and overall supply chain management.
15% Senior Subordinated Note due 2017	$914,079	12/20/10	897,566	937,570
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	100,777
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	1,018
			1,004,709	1,039,365

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012	$716,295	04/27/07	$705,185	$429,777
5% Senior Subordinated Note due 2012	$42,187	07/21/10	42,187	42,330
Preferred Shares Series E (B)	42,187 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	928,962 uts.	04/27/07	33,477	-
			780,849	472,107

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011	$843,750	12/19/00	841,465	843,750
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	197 shs.	12/21/00	140,625	62,958
			982,090	906,708

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	59,034	-
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	-
Common Stock (B)	21,462 shs.	05/22/09	993,816	-
			1,342,900	-

Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$842,796	06/03/10	832,049	851,224
3% Senior Subordinated PIK Note due 2014 (D)	$1,209,017	10/02/06	1,080,171	1,209,017
Limited Liability Company Unit Class A (B)	733 uts.	10/02/06	270,000	112,351
Limited Liability Company Unit (B)	76 uts.	05/22/09	340	11,653
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	4,550 shs.	10/02/06	65,988	697,702
			2,248,548	2,881,947

Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$1,255,814	02/11/08	1,178,914	1,255,814
Limited Partnership Interest (B)	12.55% int.	02/11/08	94,092	64,684
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	700 shs.	02/11/08	88,723	127,482
			1,361,729	1,447,980

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$1,388,726	11/12/09	$1,274,193	$1,430,387
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	98,394
			1,382,163	1,528,781

Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	187,500 shs.	05/28/04	187,500	196,235
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	199,969 shs.	05/28/04	199,969	209,285
			387,469	405,520

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$1,335,212	12/15/06	1,278,146	1,332,078
14.5% Senior Subordinated PIK Note due 2014	$106,738	12/31/10	102,306	105,771
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	71,255
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	33,625
			1,599,784	1,542,729

R E I Delaware Holding, Inc.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.

12% Senior Subordinated Note due 2016	$1,350,000	01/18/08	1,321,428	1,350,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	3 shs.	01/18/08	16,459	132,114
			1,337,887	1,482,114

Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011	$281,250	11/14/03	281,250	281,250
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	74 shs.	11/14/03	65,089	13,586
			346,339	294,836

Savage Sports Holding, Inc.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012	$814,655	09/10/04	801,091	814,655
Preferred Stock Series A (B)	35 shs.	05/28/10	35,038	45,990
Common Stock (B)	324 shs.	*	340,378	814,783
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	71 shs.	09/10/04	60,129	177,894
* 09/10/04 and 10/05/07.			1,236,636	1,853,322

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$934,615	01/15/09	$826,004	$233,654
Common Stock (B)	69 shs.	01/15/09	69,231	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	149 shs.	01/15/09	149,084	-
			1,044,319	233,654

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$1,176,924	*	1,107,492	1,176,197
Limited Liability Company Unit (B)	328 uts.	*	334,371	255,553
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	83 shs.	*	87,231	64,732
* 08/31/07 and 03/06/08.			1,529,094	1,496,482

Snacks Parent Corporation
The world's largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$876,260	11/12/10	828,991	875,894
Preferred Stock A (B)	1,132 shs.	11/12/10	107,498	102,123
Preferred Stock B (B)	525 shs.	11/12/10	49,884	47,389
Common Stock (B)	6,579 shs.	11/12/10	6,579	6,250
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	1,806 shs.	11/12/10	1,806	18
			994,758	1,031,674

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017	$1,012,500	12/15/09	890,681	759,375
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	-
			1,010,915	759,375

Specialty Commodities, Inc.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016	$1,235,636	10/23/08	1,177,810	1,247,992
Common Stock (B)	15,882 shs.	10/23/08	158,824	156,727
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	5,852 shs.	10/23/08	53,285	57,749
			1,389,919	1,462,468

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014	$790,244	08/01/06	$766,214	$790,244
Common Stock (B)	165 shs.	08/01/06	164,634	182,694
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	55 shs.	08/01/06	49,390	60,846
			980,238	1,033,784

Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated PIK Note due 2018	$929,729	07/01/11	911,730	944,539
Preferred Stock Series A (B)	76 shs.	07/01/11	76,046	72,243
			987,776	1,016,782
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 shs.	03/31/10	-	-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$977,411	12/14/10	924,678	963,511
Common Stock (B)	38 shs.	12/14/10	38,168	19,085
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	-
			1,000,095	982,596

Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2016	$1,402,397	09/02/08	1,331,714	1,402,397
Redeemable Preferred Stock Series A (B)	678 shs.	09/02/08	6,630	37,269
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	-
			1,398,005	1,439,666

T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	5 shs.	01/14/08	46,617	113,967

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Telecorps Holdings, Inc.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016 (D)	$1,681,677	*	$1,485,130	$-
Common Stock (B)	143 shs.	09/02/09	5,823	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,187 shs.	*	173,349	-
* 05/20/09 and 09/02/09.			1,664,302	-

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$664,062	*	644,369	332,031
6.75% Term Note due 2012 (C)	$16	07/08/11	16	14
6.9% Term Note due 2012 (C)	$776,536	05/31/11	776,536	698,883
Common Stock Class B	32 shs.	*	3,574	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	117,464	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	-
* 04/28/06 and 09/13/06. **03/01/05 and 10/10/08.			1,575,697	1,030,928

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2013 (D)	$1,300,003	10/26/07	1,136,835	-
Series B Preferred Stock (B)	97 shs.	03/31/10	-	-
Common Stock (B)	273 shs.	03/31/10	219,203	-
			1,356,038	-
Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)	$938,651	10/31/07	878,712	953,378
Common Stock (B)	110 shs.	10/31/07	110,430	27,914
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	12,603
			1,035,522	993,895

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$1,356,000	02/05/98	$1,346,592	$1,356,000
Common Stock (B)	315 shs.	02/04/98	315,000	274,410
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	222 shs.	02/05/98	184,416	193,393
			1,846,008	1,823,803

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2014 (D)	$1,222,698	*	1,107,176	1,161,563
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	-
Common Stock (B)	393 shs.	*	423,985	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	81 shs.	*	84,650	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	558 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			1,743,488	1,161,563

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	5,888 uts.	02/28/11	125,000	118,750
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	-
			161,032	118,750
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
15% Senior Subordinated Note due 2015	$981,843	02/08/08	969,047	981,843
Convertible Preferred Stock (B)	470 shs.	02/08/08	469,565	357,354
			1,438,612	1,339,197
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012	$473,338	04/30/04	465,378	473,338
Common Stock (B)	96 shs.	04/30/04	96,400	51,103
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	64,673
			673,884	589,114

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$444,706	05/17/07	$443,035	$424,947
13% Senior Subordinated Note due 2014	$370,588	05/17/07	350,906	348,467
18% PIK Convertible Preferred Stock (B)	21,361 shs.	03/13/09	41,440	-
Common Stock (B)	70,588 shs.	05/17/07	70,588	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	20,003 shs.	05/17/07	31,460	-
			937,429	773,414
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011	$98,931	10/29/09	97,360	97,800
5% Senior Subordinated PIK Note due 2011 (D)	$450,000	06/30/07	392,576	448,053
Class B Unit (B)	406,525 uts.	10/29/09	184,266	-
Class C Unit (B)	450,000 uts.	10/29/09	413,244	169,585
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	-
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	-
* 07/19/04 and 10/29/09.			1,413,647	715,438

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$911,250	11/30/06	884,719	820,125
Common Stock (B)	101 shs.	11/30/06	101,250	5,698
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	2,845
			1,031,759	828,668
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$1,000,000	06/08/10	920,048	1,015,000
Preferred Stock Series B (B)	703 shs.	06/08/10	70,308	53,597
Common Stock (B)	353 shs.	06/08/10	353	26,876
			990,709	1,095,473
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	733,075	818,356
Common Stock (B)	205 shs.	12/16/10	205,480	195,206
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	55 shs.	12/16/10	49,334	1
			987,889	1,013,563

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$654,247	05/14/07	$601,454	$327,123
Limited Partnership Interest (B)	12.26% int.	05/14/07	61,308	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	47 shs.	05/14/07	44,186	-
			706,948	327,123

Xaloy Superior Holdings, Inc.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)	$1,586,515	09/08/08	1,543,522	1,586,515
Common Stock (B)	150 shs.	09/08/08	150,000	283,632
			1,693,522	1,870,147
Total Private Placement Investments (E)			$118,584,600	$109,976,283

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Shares or Principal Amount	Cost	Market Value

Rule 144A Securities - 1.95%:

Bonds - 1.95%
AE Escrow Corporation	9.750%	03/15/20	$375,000	$375,000	$360,000
ArcelorMittal	6.125	06/01/18	500,000	517,077	482,686
Citigroup, Inc.	7.000	05/04/15	500,000	506,534	496,250
Coffeyville Resources LLC	9.000	04/01/15	26,000	25,905	27,300
First Data Corporation	7.375	06/15/19	250,000	250,000	221,875
FMG Resources	7.000	11/01/15	250,000	259,868	232,500
International Automotive Component	9.125	06/01/18	250,000	250,000	233,750
Nexeo Solutions LLC	8.375	03/01/18	20,000	20,000	19,750
Pittsburgh Glass Works, LLC	8.500	04/15/16	35,000	35,000	32,200
Seagate HDD Cayman	7.000	11/01/21	150,000	150,000	138,000
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,900	221,250
Total Bonds				2,640,284	2,465,561

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)	194	-	-
Total Convertible Preferred Stock		-	-

Preferred Stock - 0.00%
TherOX, Inc. (B)	26	-	-
Total Preferred Stock		-	-

Common Stock - 0.00%
Touchstone Health Partnership (B)	292	-	-
Total Common Stock		-	-

Total Rule 144A Securities		2,640,284	2,465,561

Total Corporate Restricted Securities		$121,224,884	$112,441,844

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 10.99%: (A)	Rate	Date	Amount	Cost	Value

Bonds - 10.98%
Affinia Group, Inc.	9.000%	11/30/14	$25,000	$24,491	$24,125
Alcoa, Inc.	6.150	08/18/20	600,000	633,588	607,789
Alere, Inc.	9.000	05/15/16	300,000	319,633	286,500
Anglogold Holdings PLC	5.375	04/15/20	600,000	605,997	587,833
Bank of America Corporation	5.875	01/05/21	600,000	626,025	560,795
B E Aerospace, Inc.	6.875	10/01/20	250,000	257,490	260,625
Centurytel, Inc.	5.000	02/15/15	500,000	511,655	496,951
Clean Harbors, Inc.	7.625	08/15/16	20,000	20,825	20,850
Citigroup, Inc.	5.500	04/11/13	500,000	476,206	514,613
C R H America, Inc.	5.300	10/15/13	500,000	462,363	524,033
Ensco PLC	3.250	03/15/16	600,000	597,984	609,242
Equifax, Inc.	4.450	12/01/14	500,000	512,702	532,715
GATX Corporation	4.750	05/15/15	500,000	508,310	529,755
General Electric Capital Corporation	5.500	01/08/20	500,000	498,301	545,367
Goldman Sachs Group, Inc.	4.750	07/15/13	500,000	465,544	514,544
Headwaters, Inc.	7.625	04/01/19	305,000	305,160	233,325
Health Management Association	6.125	04/15/16	250,000	258,536	245,625
Hertz Corporation	6.750	04/15/19	250,000	246,015	226,875
International Game Technology	7.500	06/15/19	500,000	499,767	596,670
Johnson Controls, Inc.	5.500	01/15/16	500,000	430,215	561,383
Kraft Foods, Inc.	5.375	02/10/20	500,000	515,213	565,860
Masco Corporation	7.125	03/15/20	350,000	349,994	339,163
Morgan Stanley	5.500	01/26/20	500,000	497,655	458,962
NBC Universal Media LLC	5.150	04/30/20	500,000	499,371	548,290
Precision Drilling Corporation	6.625	11/15/20	250,000	258,382	243,750
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	498,845	534,394
Sealed Air Corporation	7.875	06/15/17	500,000	493,717	525,987
Sprint Nextel Corporation	6.000	12/01/16	500,000	514,884	430,000
Steelcase, Inc.	6.375	02/15/21	500,000	508,363	535,528
Thermadyne Holdings Corporation	9.000	12/15/17	250,000	267,551	245,000
Time Warner Cable, Inc.	5.000	02/01/20	500,000	491,138	531,141
Tyco International Group SA	8.500	01/15/19	125,000	124,998	163,169
Tutor Perini Corporation	7.625	11/01/18	300,000	309,201	256,500
Total Bonds				13,590,119	13,857,359

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

			Market
Corporate Public Securities: (A) (Continued)	Shares	Cost	Value

Common Stock - 0.01%
Intrepid Potash, Inc. (B)	185	$5,920	$4,601
Nortek, Inc. (B)	100	1	2,150
Rue21, Inc. (B)	350	6,650	7,941
Total Common Stock		12,571	14,692

Total Corporate Public Securities		$13,602,690	$13,872,051

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield	Date	Amount	Cost	Value
Commercial Paper - 7.30%
ABB Treasury Center USA	0.380%	10/06/11	$1,450,000	$1,449,924	$1,449,924
BAT International Finance PLC	0.370	10/04/11	2,000,000	1,999,938	1,999,938
Glencore Funding LLC	0.500	10/03/11	2,000,000	1,999,944	1,999,944
Harris Corporation	0.320	10/06/11	1,500,000	1,499,933	1,499,933
NBC Universal Media LLC	0.340	10/07/11	2,250,000	2,249,873	2,249,873
Total Short-Term Securities				$9,199,612	$9,199,612

Total Investments	107.42%			$144,027,186	$135,513,507
Other Assets	3.42				4,320,434
Liabilities	(10.84)				(13,679,086)
Total Net Assets	100.00%				$126,154,855

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2011.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2011, the values of these securities amounted to $109,976,283 or 87.18% of net assets.
^	Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 3.38%		BUILDINGS & REAL ESTATE - 2.59%
A E Company, Inc.	$1,721,402	K W P I Holdings Corporation	$1,569,397
B E Aerospace, Inc.	260,625	Masco Corporation	339,163
MEREX Holding Corporation	496,671	Sunrise Windows Holding Company	982,596
Visioneering, Inc.	773,414	TruStile Doors, Inc.	118,750
Whitcraft Holdings, Inc.	1,013,563	Tutor Perini Corporation	256,500
	4,265,675		3,266,406
AUTOMOBILE - 3.69%		CHEMICAL, PLASTICS & RUBBER - 0.87%
F H Equity LLC	528,792	Capital Specialty Plastics, Inc.	585,849
International Automotive Component	233,750	Nicoat Acquisitions LLC	505,725
J A C Holding Enterprises, Inc.	867,610		1,091,574
Jason Partners Holdings LLC	25,511	CONSUMER PRODUCTS - 10.84%
Johnson Controls, Inc.	561,383	Aero Holdings, Inc.	1,746,166
Nyloncraft, Inc.	1,166,758	BAT International Finance PLC	1,999,938
Ontario Drive & Gear Ltd.	832,248	Bravo Sports Holding Corporation	1,213,093
Pittsburgh Glass Works, LLC	32,200	Custom Engineered Wheels, Inc.	1,338,232
Qualis Automotive LLC	405,520	K N B Holdings Corporation	2,201,522
	4,653,772	Manhattan Beachwear Holding Company	1,811,335
BEVERAGE, DRUG & FOOD - 5.83%		R A J Manufacturing Holdings LLC	1,542,729
Eatem Holding Company	1,070,017	Tranzonic Companies (The)	1,823,803
F F C Holding Corporation	1,047,876		13,676,818
Golden County Foods Holding, Inc.	-	CONTAINERS, PACKAGING & GLASS - 4.41%
Hospitality Mints Holding Company	1,416,112	Flutes, Inc.	498,551
Kraft Foods, Inc.	565,860	P K C Holding Corporation	1,881,021
Snacks Parent Corporation	1,031,674	P P T Holdings LLC	1,039,365
Spartan Foods Holding Company	759,375	Paradigm Packaging, Inc.	906,708
Specialty Commodities, Inc.	1,462,468	Sealed Air Corporation	525,987
	7,353,382	Vitex Packaging Group, Inc.	715,438
BROADCASTING & ENTERTAINMENT - 2.90%			5,567,070
NBC Universal Media LLC	2,798,163	DISTRIBUTION - 1.85%
Time Warner Cable, Inc.	531,141	Duncan Systems, Inc.	786,329
Sundance Investco LLC	-	F C X Holdings Corporation	1,545,393
Telecorps Holdings, Inc.	-		2,331,722
Workplace Media Holding Company	327,123
	3,656,427

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

DIVERSIFIED/CONGLOMERATE,		ELECTRONICS - 2.28%
MANUFACTURING - 13.92%		ABB Treasury Center USA	$1,449,924
A H C Holding Company, Inc.	$1,559,434	Barcodes Group, Inc.	848,117
Arrow Tru-Line Holdings, Inc.	632,415	Connecticut Electric, Inc.	578,288
C D N T, Inc.	789,363		2,876,329
F G I Equity LLC	516,132	FINANCIAL SERVICES - 2.42%
G C Holdings	1,030,002	Citigroup, Inc.	1,010,863
K P H I Holdings, Inc.	1,117,644	GATX Corporation	529,755
K P I Holdings, Inc.	1,401,512	General Electric Capital Corporation	545,367
LPC Holding Company	1,016,030	Goldman Sachs Group, Inc.	514,544
MEGTEC Holdings, Inc.	1,533,645	Morgan Stanley	458,962
Milwaukee Gear Company	1,544,747		3,059,491
Nortek, Inc.	2,150	HEALTHCARE, EDUCATION & CHILDCARE - 6.27%
O E C Holding Corporation	498,719	Alere, Inc.	286,500
Postle Aluminum Company LLC	2,881,947	American Hospice Management Holding LLC	2,255,802
Truck Bodies & Equipment International	1,161,563	CHG Alternative Education Holding Company	775,080
Xaloy Superior Holdings, Inc.	1,870,147	Marshall Physicians Services LLC	502,859
	17,555,450	Qwest Diagnostic, Inc.	534,394
DIVERSIFIED/CONGLOMERATE, SERVICE - 12.38%		Strata/WLA Holding Corporation	1,016,782
A S C Group, Inc.	1,734,362	Synteract Holdings Corporation	1,439,666
A W X Holdings Corporation	378,000	Wheaton Holding Corporation	1,095,473
Advanced Technologies Holdings	1,753,227		7,906,556
Affinia Group, Inc.	24,125	HOME & OFFICE FURNISHINGS, HOUSEWARES, AND
Anglogold Holdings PLC	587,833	DURABLE CONSUMER PRODUCTS - 7.12%
Apex Analytix Holding Corporation	1,322,534	Connor Sport Court International, Inc.	1,382,288
Associated Diversified Services	686,996	H M Holding Company	181,350
Bank of America Corporation	560,795	Home Décor Holding Company	1,319,861
C R H America, Inc.	524,033	K H O F Holdings, Inc.	146,698
Clough, Harbour and Associates	1,452,738	Monessen Holding Corporation	337,500
Crane Rental Corporation	1,191,268	Royal Baths Manufacturing Company	294,836
Equifax, Inc.	532,715	Stanton Carpet Holding Co.	1,033,784
Insurance Claims Management, Inc.	206,730	Steelcase, Inc.	535,528
Mail Communications Group, Inc.	759,754	Transpac Holding Company	993,895
Nesco Holdings Corporation	1,864,209	U M A Enterprises, Inc.	1,339,197
Nexeo Solutions LLC	19,750	U-Line Corporation	589,114
Northwest Mailing Services, Inc.	1,725,840	Wellborn Forest Holding Co.	828,668
Pearlman Enterprises, Inc.	-		8,982,719
Tyco International Group SA	163,169
	15,488,078

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
September 30, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

LEISURE, AMUSEMENT & ENTERTAINMENT - 1.94%		OIL & GAS - 2.89%
International Game Technology	$596,670	Coffeyville Resources LLC	$27,300
Savage Sports Holding, Inc.	1,853,322	Ensco PLC	609,242
	2,449,992	International Offshore Services LLC	1,012,500
MACHINERY - 7.70%		MBWS Ultimate Holdco, Inc.	1,751,031
A S A P Industries LLC	988,431	Precision Drilling Corporation	243,750
Davis-Standard LLC	1,490,704		3,643,823
E S P Holdco, Inc.	1,385,274
M V I Holding, Inc.	657,129	PHARMACEUTICALS - 1.50%
Motion Controls Holdings	1,036,499	CorePharma LLC
NetShape Technologies, Inc.	513,833	Valeant Pharmaceuticals International	1,676,847
Pacific Consolidated Holdings LLC	472,107		221,250
Power Services Holding Company	1,447,980		1,898,097
R E I Delaware Holding, Inc.	1,482,114	RETAIL STORES - 0.01%
Thermadyne Holdings Corporation	245,000	Rue21, Inc.	7,941
	9,719,071
MEDICAL DEVICES/BIOTECH - 4.32%
Coeur, Inc.	679,254	TECHNOLOGY - 1.66%
E X C Acquisition Corporation	55,861	First Data Corporation	221,875
ETEX Corporation	-	Seagate HDD Cayman	138,000
Health Managment Assocation	245,625	Sencore Holding Company	233,654
MedSystems Holdings LLC	735,322	Smart Source Holdings LLC	1,496,482
MicroGroup, Inc.	853,077		2,090,011
NT Holding Company	1,026,599
OakRiver Technology, Inc.	328,455	TELECOMMUNICATIONS - 2.84%
Precision Wire Holding Company	1,528,781	All Current Holding Company	697,060
TherOX, Inc.	-	Centurytel, Inc.	496,951
	5,452,974	Harris Corporation	1,499,933
MINING, STEEL, IRON & NON-PRECIOUS METALS - 2.34%		Sprint Nextel Corporation	430,000
Alcoa, Inc.	607,789		3,123,944
FMG Resources	232,500	TRANSPORTATION - 0.53%
Glencore Funding LLC	1,999,944	AE Escrow Corporation	360,000
T H I Acquisition, Inc.	113,967	Hertz Corporation	226,875
	2,954,200	NABCO, Inc.	82,720
NATURAL RESOURCES - 0.57%			669,595
ArcelorMittal	482,686	WASTE MANAGEMENT / POLLUTION - 0.83%
Headwaters, Inc.	233,325	Clean Harbors, Inc.	20,850
Intrepid Potash, Inc.	4,601	Terra Renewal LLC	1,030,928
	720,612	Torrent Group Holdings, Inc	-
			1,051,778
			$135,513,507

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(UNAUDITED)

1.        History

MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“MMPI Subsidiary Trust”) for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the MMPI Subsidiary Trust.

2.        Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

A. Valuation of Investments:
Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be “restricted securities.” Generally speaking, as contrasted with open-market sales of unrestricted securities (public securities), which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to a transaction that is exempt from registration under the 1933 Act. Restricted securities that are valued using public information, such as observable trades or market quotations, are reflected as restricted securities at market value. Valuation of securities in the Trust's portfolio is made on the basis of the market price whenever market quotations are readily available.

The value of restricted securities at fair value, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust’s Board of Trustees (the “Trustees”). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered in the valuation of debt and equity securities at fair value are the results of various valuation methods, which may include comparable company valuation analyses, discounted future cash flow models and recent private transactions. As part of the valuation process, we may take into account the following types of factors, if relevant, in determining the fair value of our investments: the enterprise value of a portfolio company (an estimate of the total fair value of the portfolio company’s debt and equity), the portfolio company’s earnings, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to publicly traded securities, changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors. Consideration is also given to corporate governance, marketability, company and industry results and outlooks, and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized up on the actual sale of the security. All of these factors are in accordance with the authoritative guidance on fair value measurements under accounting principles generally accepted in the United States of America ("U.S. GAAP"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	MassMutual Participation Investors
(Unaudited)

The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

The consolidated financial statements include private placement restricted securities valued at $109,976,283 (87.18% of net assets) as of September 30, 2011 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2011, subject to discount where appropriate, and are approved by the Trustees.

Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: quoted prices in active markets for identical securities

Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2011:

Assets:	Total	Level 1	Level 2	Level 3

Restricted Securities
Corporate Bonds	$90,463,488	$-	$2,465,561	$87,997,927
Common Stock - U.S.	9,842,849	-	-	9,842,849
Preferred Stock	5,847,650	-	-	5,847,650
Partnerships and LLCs	6,287,857	-	-	6,287,857
Public Securities
Corporate Bonds	13,857,359	-	13,857,359	-
Common Stock - U.S.	14,692	14,692	-	-
Short-term Securities	9,199,612	-	9,199,612	-
Total	$135,513,507	$14,692	$25,522,532	$109,976,283

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning	Accrued	Total gains or losses			Transfers in and/or	Ending	Unrealized gains & losses in net income
	balance at	discounts/	realized/			out of	balance at	from assets
Assets:	12/31/2010	premium	unrealized	Purchases	Sales	Level 3	09/30/2011	still held
Restricted Securities
Corporate Bonds	$91,475,704	$529,139	$(3,496,683)	$11,812,011	$(12,322,244)	$-	$87,997,927	$(3,701,720)
Common Stock - U.S.	7,253,164	-	2,813,608	469,232	(693,155)	-	9,842,849	525,538
Preferred Stock	4,615,621	-	827,035	415,394	(10,400)	-	5,847,650	(10,400)
Partnerships and LLCs	4,162,642	-	2,035,628	343,651	(254,064)	-	6,287,857	1,941,320
	$107,507,131	$529,139	$2,179,588	$13,040,288	$(13,279,863)	$-	$109,976,283	$(1,245,262)

B. Accounting for Investments:
Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes:
The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of September 30, 2011, the MMPI Subsidiary Trust has incurred income tax expense of $52,393.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of September 30, 2011, the MMPI Subsidiary Trust has a deferred tax liability of $627,885.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the nine months ended September 30, 2011.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	MassMutual Participation Investors
(Unaudited)

E. Distributions to Shareholders:
The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.
The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.
3.	Investment Advisory and Administrative Services Contract
		5.	Purchases and Sales of Investments

A. Services:
Under an Investment Advisory and Administrative Services Contract (the “Contract”) with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B. Fee:
For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to 0.225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to 0.90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.
For the nine
months ended
09/30/2011
				Cost of	Proceeds from
				Investments	Sales or
				Acquired	Maturities

			Corporate restricted securities	$12,897,251	$12,883,305

			Corporate public securities	6,346,756	5,321,214

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of September 30, 2011. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of September 30, 2011 is $8,513,679 consists of $13,730,555 appreciation and $22,244,234 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax liability of $627,885 on net unrealized gains on the MMPI Subsidiary Trust.

4.	Senior Indebtedness

MassMutual holds the Trust’s $12,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2011, the Trust incurred total interest expense on the Note of $522,000.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

6.	Quarterly Results of Investment Operations

	March 31, 2011
	Amount	Per Share
Investment income	$3,785,681
Net investment income	3,201,825	$0.32
Net realized and unrealized gain on investments (net of taxes)	1,032,385	0.10

	June 30, 2011
	Amount	Per Share
Investment income	$4,025,618
Net investment income	3,429,310	$0.34
Net realized and unrealized gain on investments (net of taxes)	1,345,218	0.13

	September 30, 2011
	Amount	Per Share
Investment income	$3,420,945
Net investment income	2,804,861	$0.27
Net realized and unrealized loss on investments (net of taxes)	(407,958)	(0.04)

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MassMutual Participation Investors

Members of the
Board of
Trustees

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse*

*Member of the Audit Committee

Officers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President & Secretary

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan"). The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any Federal, state or local tax. For Federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Transfer Agent for MassMutual Participation Investors’ Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.